Related party transactions (Details)		12 Months Ended
	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Aug. 20, 2021 GBP (£)
Disclosure of transactions between related parties [line items]
Borrowings interest rate	8.00%	8.00%
Arqit PTE
Disclosure of transactions between related parties [line items]
Amount paid to related party		$ 11,679	$ 7,982
Arqit PTE | David Williams
Disclosure of transactions between related parties [line items]
Percentage of ownership interest held		50
Amount receivable			20,673
Related party transaction loans | £				£ 2,000,000
Borrowings interest rate				8.00%
Interest paid on borrowings	$ 14,401
Fee charged on borrowings	88,800
Arqit PTE | David Bestwick
Disclosure of transactions between related parties [line items]
Percentage of ownership interest held		50
Related party transaction loans | £				£ 2,000,000
Borrowings interest rate				8.00%
Interest paid on borrowings	14,401
Fee charged on borrowings	$ 88,800
Arqit PTE | Lt General VL Jamieson
Disclosure of transactions between related parties [line items]
Amount paid to Director		$ 103,861	0
Arqit PTE | General S Wilson
Disclosure of transactions between related parties [line items]
Amount paid to Director		$ 73,398	$ 0